Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Under applicable accounting guidance, fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Corporation determines the fair values of its financial instruments based on the fair value hierarchy established under applicable accounting guidance which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. There are three levels of inputs used to measure fair value. The Corporation conducts a review of its fair value hierarchy classifications on a quarterly basis. Transfers into or out of fair value hierarchy classifications are made if the significant inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively, in the current marketplace. These transfers are considered to be effective as of the beginning of the quarter in which they occur. For more information regarding the fair value hierarchy and how the Corporation measures fair value, see Note 1 – Summary of Significant Accounting Principles. The Corporation accounts for certain financial instruments under the fair value option. For additional information, see Note 21 – Fair Value Option.
Valuation Processes and Techniques
The Corporation has various processes and controls in place to ensure that fair value is reasonably estimated. A model validation policy governs the use and control of valuation models used to estimate fair value. This policy requires review and approval of models by personnel who are independent of the front office, and periodic reassessments of models to ensure that they are continuing to perform as designed. In addition, detailed reviews of trading gains and losses are conducted on a daily basis by personnel who are independent of the front office. A price verification group, which is also independent of the front office, utilizes available market information including executed trades, market prices and market-observable valuation model inputs to ensure that fair values are reasonably estimated. The Corporation performs due diligence procedures over third-party pricing service providers in order to support their use in the valuation process. Where market information is not available to support internal valuations, independent reviews of the valuations are performed and any material exposures are escalated through a management review process.
While the Corporation believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
During 2015, there were no changes to the valuation techniques that had, or are expected to have, a material impact on the Corporation’s consolidated financial position or results of operations.
Level 1, 2 and 3 Valuation Techniques
Financial instruments are considered Level 1 when the valuation is based on quoted prices in active markets for identical assets or liabilities. Level 2 financial instruments are valued using quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or models using inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Financial instruments are considered Level 3 when their values are determined using pricing models, discounted cash flow methodologies or similar techniques, and at least one significant model assumption or input is unobservable and when determination of the fair value requires significant management judgment or estimation.
Trading Account Assets and Liabilities and Debt Securities
The fair values of trading account assets and liabilities are primarily based on actively traded markets where prices are based on either direct market quotes or observed transactions. The fair values of debt securities are generally based on quoted market prices or market prices for similar assets. Liquidity is a significant factor in the determination of the fair values of trading account assets and liabilities and debt securities. Market price quotes may not be readily available for some positions, or positions within a market sector where trading activity has slowed significantly or ceased. Some of these instruments are valued using a discounted cash flow model, which estimates the fair value of the securities using internal credit risk, interest rate and prepayment risk models that incorporate management’s best estimate of current key assumptions such as default rates, loss severity and prepayment rates. Principal and interest cash flows are discounted using an observable discount rate for similar instruments with adjustments that management believes a market participant would consider in determining fair value for the specific security. Other instruments are valued using a net asset value approach which considers the value of the underlying securities. Underlying assets are valued using external pricing services, where available, or matrix pricing based on the vintages and ratings. Situations of illiquidity generally are triggered by the market’s perception of credit uncertainty regarding a single company or a specific market sector. In these instances, fair value is determined based on limited available market information and other factors, principally from reviewing the issuer’s financial statements and changes in credit ratings made by one or more rating agencies.
Derivative Assets and Liabilities
The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that utilize multiple market inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors to value the position. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third-party pricing services. When third-party pricing services are used, the methods and assumptions are reviewed by the Corporation. Estimation risk is greater for derivative asset and liability positions that are either option-based or have longer maturity dates where observable market inputs are less readily available, or are unobservable, in which case, quantitative-based extrapolations of rate, price or index scenarios are used in determining fair values. The fair values of derivative assets and liabilities include adjustments for market liquidity, counterparty credit quality and other instrument-specific factors, where appropriate. In addition, the Corporation incorporates within its fair value measurements of OTC derivatives a valuation adjustment to reflect the credit risk associated with the net position. Positions are netted by counterparty, and fair value for net long exposures is adjusted for counterparty credit risk while the fair value for net short exposures is adjusted for the Corporation’s own credit risk. The Corporation also incorporates FVA within its fair value measurements to include funding costs on uncollateralized derivatives and derivatives where the Corporation is not permitted to use the collateral it receives. An estimate of severity of loss is also used in the determination of fair value, primarily based on market data.
Loans and Loan Commitments
The fair values of loans and loan commitments are based on market prices, where available, or discounted cash flow analyses using market-based credit spreads of comparable debt instruments or credit derivatives of the specific borrower or comparable borrowers. Results of discounted cash flow analyses may be adjusted, as appropriate, to reflect other market conditions or the perceived credit risk of the borrower.
Mortgage Servicing Rights
The fair values of MSRs are determined using models that rely on estimates of prepayment rates, the resultant weighted-average lives of the MSRs and the option-adjusted spread levels. For more information on MSRs, see Note 23 – Mortgage Servicing Rights.
Loans Held-for-sale
The fair values of LHFS are based on quoted market prices, where available, or are determined by discounting estimated cash flows using interest rates approximating the Corporation’s current origination rates for similar loans adjusted to reflect the inherent credit risk. The borrower-specific credit risk is embedded within the quoted market prices or is implied by considering loan performance when selecting comparables.
Private Equity Investments
Private equity investments consist of direct investments and fund investments which are initially valued at their transaction price. Thereafter, the fair value of direct investments is based on an assessment of each individual investment using methodologies that include publicly-traded comparables derived by multiplying a key performance metric (e.g., earnings before interest, taxes, depreciation and amortization) of the portfolio company by the relevant valuation multiple observed for comparable companies, acquisition comparables, entry level multiples and discounted cash flow analyses, and are subject to appropriate discounts for lack of liquidity or marketability. After initial recognition, the fair value of fund investments is based on the Corporation’s proportionate interest in the fund’s capital as reported by the respective fund managers.
Short-term Borrowings and Long-term Debt
The Corporation issues structured liabilities that have coupons or repayment terms linked to the performance of debt or equity securities, indices, currencies or commodities. The fair values of these structured liabilities are estimated using quantitative models for the combined derivative and debt portions of the notes. These models incorporate observable and, in some instances, unobservable inputs including security prices, interest rate yield curves, option volatility, currency, commodity or equity rates and correlations among these inputs. The Corporation also considers the impact of its own credit spreads in determining the discount rate used to value these liabilities. The credit spread is determined by reference to observable spreads in the secondary bond market.
Securities Financing Agreements
The fair values of certain reverse repurchase agreements, repurchase agreements and securities borrowed transactions are determined using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate continuous yield or pricing curves, and volatility factors. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third-party pricing services.
Deposits
The fair values of deposits are determined using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate continuous yield or pricing curves, and volatility factors. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third-party pricing services. The Corporation considers the impact of its own credit spreads in the valuation of these liabilities. The credit risk is determined by reference to observable credit spreads in the secondary cash market.
Asset-backed Secured Financings
The fair values of asset-backed secured financings are based on external broker bids, where available, or are determined by discounting estimated cash flows using interest rates approximating the Corporation’s current origination rates for similar loans adjusted to reflect the inherent credit risk.

Recurring Fair Value
Assets and liabilities carried at fair value on a recurring basis at December 31, 2015 and 2014, including financial instruments which the Corporation accounts for under the fair value option, are summarized in the following tables.

	December 31, 2015
	Fair Value Measurements
(Dollars in millions)	Level 1	Level 2	Level 3	Netting Adjustments (1)	Assets/Liabilities at Fair Value
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$—	$55,143	$—	$—	$55,143
Trading account assets:
U.S. government and agency securities (2)	33,034	15,501	—	—	48,535
Corporate securities, trading loans and other	325	22,738	2,838	—	25,901
Equity securities	41,735	20,887	407	—	63,029
Non-U.S. sovereign debt	15,651	12,915	521	—	29,087
Mortgage trading loans and ABS	—	8,107	1,868	—	9,975
Total trading account assets	90,745	80,148	5,634	—	176,527
Derivative assets (3)	5,149	678,355	5,134	(638,648)	49,990
AFS debt securities:
U.S. Treasury and agency securities	23,374	1,903	—	—	25,277
Mortgage-backed securities:
Agency	—	228,947	—	—	228,947
Agency-collateralized mortgage obligations	—	10,985	—	—	10,985
Non-agency residential	—	3,073	106	—	3,179
Commercial	—	7,165	—	—	7,165
Non-U.S. securities	2,768	2,999	—	—	5,767
Corporate/Agency bonds	—	243	—	—	243
Other taxable securities	—	9,445	757	—	10,202
Tax-exempt securities	—	13,439	569	—	14,008
Total AFS debt securities	26,142	278,199	1,432	—	305,773
Other debt securities carried at fair value:
Mortgage-backed securities:
Agency-collateralized mortgage obligations	—	7	—	—	7
Non-agency residential	—	3,460	30	—	3,490
Non-U.S. securities	11,691	1,152	—	—	12,843
Other taxable securities	—	267	—	—	267
Total other debt securities carried at fair value	11,691	4,886	30	—	16,607
Loans and leases	—	5,318	1,620	—	6,938
Mortgage servicing rights	—	—	3,087	—	3,087
Loans held-for-sale	—	4,031	787	—	4,818
Other assets (4)	11,923	2,023	374	—	14,320
Total assets	$145,650	$1,108,103	$18,098	$(638,648)	$633,203
Liabilities
Interest-bearing deposits in U.S. offices	$—	$1,116	$—	$—	$1,116
Federal funds purchased and securities loaned or sold under agreements to repurchase	—	24,239	335	—	24,574
Trading account liabilities:
U.S. government and agency securities	14,803	169	—	—	14,972
Equity securities	27,898	2,392	—	—	30,290
Non-U.S. sovereign debt	13,589	1,951	—	—	15,540
Corporate securities and other	193	5,947	21	—	6,161
Total trading account liabilities	56,483	10,459	21	—	66,963
Derivative liabilities (3)	4,941	670,600	5,575	(642,666)	38,450
Short-term borrowings	—	1,295	30	—	1,325
Accrued expenses and other liabilities	11,656	2,234	9	—	13,899
Long-term debt	—	28,584	1,513	—	30,097
Total liabilities	$73,080	$738,527	$7,483	$(642,666)	$176,424

(1)	Amounts represent the impact of legally enforceable master netting agreements and also cash collateral held or placed with the same counterparties.

(2)	Includes $14.8 billion of government-sponsored enterprise obligations.

(3)
During 2015, $6.6 billion of derivative assets and $6.7 billion of derivative liabilities were transferred from Level 1 to Level 2 based on inputs used to measure fair value. Additionally, $6.4 billion of derivative assets and $6.2 billion of derivative liabilities were transferred from Level 2 to Level 1 due to additional information related to certain options. For further disaggregation of derivative assets and liabilities, see Note 2 – Derivatives.

(4)	During 2015, approximately $327 million of assets were transferred from Level 2 to Level 1 due to a restriction that was lifted for an equity investment.

	December 31, 2014
	Fair Value Measurements
(Dollars in millions)	Level 1	Level 2	Level 3	Netting Adjustments (1)	Assets/Liabilities at Fair Value
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$—	$62,182	$—	$—	$62,182
Trading account assets:
U.S. government and agency securities (2)	33,470	17,549	—	—	51,019
Corporate securities, trading loans and other	243	31,699	3,270	—	35,212
Equity securities	33,518	22,488	352	—	56,358
Non-U.S. sovereign debt	20,348	15,332	574	—	36,254
Mortgage trading loans and ABS	—	10,879	2,063	—	12,942
Total trading account assets	87,579	97,947	6,259	—	191,785
Derivative assets (3)	4,957	968,857	6,851	(927,983)	52,682
AFS debt securities:
U.S. Treasury and agency securities	67,413	2,182	—	—	69,595
Mortgage-backed securities:
Agency	—	165,039	—	—	165,039
Agency-collateralized mortgage obligations	—	14,248	—	—	14,248
Non-agency residential	—	4,175	279	—	4,454
Commercial	—	4,000	—	—	4,000
Non-U.S. securities	3,191	3,029	10	—	6,230
Corporate/Agency bonds	—	368	—	—	368
Other taxable securities	20	9,104	1,667	—	10,791
Tax-exempt securities	—	8,950	599	—	9,549
Total AFS debt securities	70,624	211,095	2,555	—	284,274
Other debt securities carried at fair value:
U.S. Treasury and agency securities	1,541	—	—	—	1,541
Mortgage-backed securities:
Agency	—	15,704	—	—	15,704
Non-agency residential	—	3,745	—	—	3,745
Non-U.S. securities	13,270	1,862	—	—	15,132
Other taxable securities	—	299	—	—	299
Total other debt securities carried at fair value	14,811	21,610	—	—	36,421
Loans and leases	—	6,698	1,983	—	8,681
Mortgage servicing rights	—	—	3,530	—	3,530
Loans held-for-sale	—	6,628	173	—	6,801
Other assets (4)	11,581	1,381	911	—	13,873
Total assets	$189,552	$1,376,398	$22,262	$(927,983)	$660,229
Liabilities
Interest-bearing deposits in U.S. offices	$—	$1,469	$—	$—	$1,469
Federal funds purchased and securities loaned or sold under agreements to repurchase	—	35,357	—	—	35,357
Trading account liabilities:
U.S. government and agency securities	18,514	446	—	—	18,960
Equity securities	24,679	3,670	—	—	28,349
Non-U.S. sovereign debt	16,089	3,625	—	—	19,714
Corporate securities and other	189	6,944	36	—	7,169
Total trading account liabilities	59,471	14,685	36	—	74,192
Derivative liabilities (3)	4,493	965,416	7,771	(930,771)	46,909
Short-term borrowings	—	2,697	—	—	2,697
Accrued expenses and other liabilities	10,795	1,250	10	—	12,055
Long-term debt	—	34,042	2,362	—	36,404
Total liabilities	$74,759	$1,054,916	$10,179	$(930,771)	$209,083

(1)	Amounts represent the impact of legally enforceable master netting agreements and also cash collateral held or placed with the same counterparties.

(2)	Includes $17.2 billion of government-sponsored enterprise obligations.

(3)	For further disaggregation of derivative assets and liabilities, see Note 2 – Derivatives.

(4)
During 2014, the Corporation reclassified certain assets and liabilities within its fair value hierarchy based on a review of its inputs used to measure fair value. Accordingly, approximately $4.1 billion of assets related to U.S. government and agency securities, non-U.S. government securities and equity derivatives, and $570 million of liabilities related to equity derivatives were transferred from Level 1 to Level 2.

The following tables present a reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2015, 2014 and 2013, including net realized and unrealized gains (losses) included in earnings and accumulated OCI.

Level 3 – Fair Value Measurements (1)

	2015
				Gross
(Dollars in millions)	Balance January 1 2015	Gains (Losses) in Earnings	Gains (Losses) in OCI (2)	Purchases	Sales	Issuances	Settlements	Gross Transfers into Level 3	Gross Transfers out of Level 3	Balance December 31 2015
Trading account assets:
Corporate securities, trading loans and other	$3,270	$(31)	$(11)	$1,540	$(1,616)	$—	$(1,122)	$1,570	$(762)	$2,838
Equity securities	352	9	—	49	(11)	—	(11)	41	(22)	407
Non-U.S. sovereign debt	574	114	(179)	185	(1)	—	(145)	—	(27)	521
Mortgage trading loans and ABS	2,063	154	1	1,250	(1,117)	—	(493)	50	(40)	1,868
Total trading account assets	6,259	246	(189)	3,024	(2,745)	—	(1,771)	1,661	(851)	5,634
Net derivative assets (3)	(920)	1,335	(7)	273	(863)	—	(261)	(40)	42	(441)
AFS debt securities:
Non-agency residential MBS	279	(12)	—	134	—	—	(425)	167	(37)	106
Non-U.S. securities	10	—	—	—	—	—	(10)	—	—	—
Other taxable securities	1,667	—	—	189	—	—	(160)	—	(939)	757
Tax-exempt securities	599	—	—	—	—	—	(30)	—	—	569
Total AFS debt securities	2,555	(12)	—	323	—	—	(625)	167	(976)	1,432
Other debt securities carried at fair value – Non-agency residential MBS	—	(3)	—	33	—	—	—	—	—	30
Loans and leases (4, 5)	1,983	(23)	—	—	(4)	57	(237)	144	(300)	1,620
Mortgage servicing rights (5)	3,530	187	—	—	(393)	637	(874)	—	—	3,087
Loans held-for-sale (4)	173	(51)	(8)	771	(203)	61	(61)	203	(98)	787
Other assets (6)	911	(55)	—	11	(130)	—	(51)	10	(322)	374
Federal funds purchased and securities loaned or sold under agreements to repurchase (4)	—	(11)	—	—	—	(131)	217	(411)	1	(335)
Trading account liabilities – Corporate securities and other	(36)	19	—	30	(34)	—	—	—	—	(21)
Short-term borrowings (4)	—	17	—	—	—	(52)	10	(24)	19	(30)
Accrued expenses and other liabilities	(10)	1	—	—	—	—	—	—	—	(9)
Long-term debt (4)	(2,362)	287	19	616	—	(188)	273	(1,592)	1,434	(1,513)

(1)	Assets (liabilities). For assets, increase (decrease) to Level 3 and for liabilities, (increase) decrease to Level 3.

(2)
Includes unrealized gains (losses) on AFS debt securities, foreign currency translation adjustments and the impact on structured liabilities of changes in the Corporation’s credit spreads. For more information, see Note 1 – Summary of Significant Accounting Principles.

(3)	Net derivatives include derivative assets of $5.1 billion and derivative liabilities of $5.6 billion.

(4)	Amounts represent instruments that are accounted for under the fair value option.

(5)	Issuances represent loan originations and MSRs retained following securitizations or whole-loan sales.

(6)	Other assets is primarily comprised of certain private equity investments.
Significant transfers into Level 3, primarily due to decreased price observability, during 2015 included:

•	$1.7 billion of trading account assets

•	$167 million of AFS debt securities

•	$144 million of loans and leases

•	$203 million of LHFS

•	$411 million of federal funds purchased and securities loaned or sold under agreements to repurchase

•
$1.6 billion of long-term debt. Transfers occur on a regular basis for these long-term debt instruments due to changes in the impact of unobservable inputs on the value of the embedded derivative in relation to the instrument as a whole.

Significant transfers out of Level 3, primarily due to increased price observability unless otherwise noted, during 2015 included:

•	$851 million of trading account assets, primarily the result of increased market liquidity

•	$976 million of AFS debt securities

•	$300 million of loans and leases

•	$322 million of other assets

•	$1.4 billion of long-term debt

Level 3 – Fair Value Measurements (1)

	2014
				Gross
(Dollars in millions)	Balance January 1 2014	Gains (Losses) in Earnings	Gains (Losses) in OCI	Purchases	Sales	Issuances	Settlements	Gross Transfers into Level 3	Gross Transfers out of Level 3	Balance December 31 2014
Trading account assets:
U.S. government and agency securities	$—	$—	$—	$87	$(87)	$—	$—	$—	$—	$—
Corporate securities, trading loans and other	3,559	180	—	1,675	(857)	—	(938)	1,275	(1,624)	3,270
Equity securities	386	—	—	104	(86)	—	(16)	146	(182)	352
Non-U.S. sovereign debt	468	30	—	120	(34)	—	(19)	11	(2)	574
Mortgage trading loans and ABS	4,631	199	—	1,643	(1,259)	—	(585)	39	(2,605)	2,063
Total trading account assets	9,044	409	—	3,629	(2,323)	—	(1,558)	1,471	(4,413)	6,259
Net derivative assets (2)	(224)	463	—	823	(1,738)	—	(432)	28	160	(920)
AFS debt securities:
Non-agency residential MBS	—	(2)	—	11	—	—	—	270	—	279
Non-U.S. securities	107	(7)	(11)	241	—	—	(147)	—	(173)	10
Corporate/Agency bonds	—	—	—	—	—	—	—	93	(93)	—
Other taxable securities	3,847	9	(8)	154	—	—	(1,381)	—	(954)	1,667
Tax-exempt securities	806	8	—	—	(16)	—	(235)	36	—	599
Total AFS debt securities	4,760	8	(19)	406	(16)	—	(1,763)	399	(1,220)	2,555
Loans and leases (3, 4)	3,057	69	—	—	(3)	699	(1,591)	25	(273)	1,983
Mortgage servicing rights (4)	5,042	(1,231)	—	—	(61)	707	(927)	—	—	3,530
Loans held-for-sale (4)	929	45	—	59	(725)	23	(216)	83	(25)	173
Other assets (5)	1,669	(98)	—	—	(430)	—	(245)	39	(24)	911
Trading account liabilities – Corporate securities and other	(35)	1	—	10	(13)	—	—	(9)	10	(36)
Accrued expenses and other liabilities	(10)	2	—	—	—	(3)	—	—	1	(10)
Long-term debt (3)	(1,990)	49	—	169	—	(615)	540	(1,581)	1,066	(2,362)

(1)	Assets (liabilities). For assets, increase (decrease) to Level 3 and for liabilities, (increase) decrease to Level 3.

(2)	Net derivatives include derivative assets of $6.9 billion and derivative liabilities of $7.8 billion.

(3)	Amounts represent instruments that are accounted for under the fair value option.

(4)	Issuances represent loan originations and MSRs retained following securitizations or whole-loan sales.

(5)	Other assets is primarily comprised of certain long-term fixed-rate margin loans that are accounted for under the fair value option and certain private equity investments.
Significant transfers into Level 3, primarily due to decreased price observability, during 2014 included:

•	$1.5 billion of trading account assets

•	$399 million of AFS debt securities

•
$1.6 billion of long-term debt. Transfers occur on a regular basis for these long-term debt instruments due to changes in the impact of unobservable inputs on the value of the embedded derivative in relation to the instrument as a whole.

Significant transfers out of Level 3, primarily due to increased price observability unless otherwise noted, during 2014 included:

•	$4.4 billion of trading account assets, primarily the result of increased market liquidity

•	$160 million of net derivative assets

•	$1.2 billion of AFS debt securities

•	$273 million of loans and leases

•	$1.1 billion of long-term debt

Level 3 – Fair Value Measurements (1)

	2013
				Gross
(Dollars in millions)	Balance January 1 2013	Gains (Losses) in Earnings	Gains (Losses) in OCI	Purchases	Sales	Issuances	Settlements	Gross Transfers into Level 3	Gross Transfers out of Level 3	Balance December 31 2013
Trading account assets:
Corporate securities, trading loans and other	$3,726	$242	$—	$3,848	$(3,110)	$59	$(651)	$890	$(1,445)	$3,559
Equity securities	545	74	—	96	(175)	—	(100)	70	(124)	386
Non-U.S. sovereign debt	353	50	—	122	(18)	—	(36)	2	(5)	468
Mortgage trading loans and ABS	4,935	53	—	2,514	(1,993)	—	(868)	20	(30)	4,631
Total trading account assets	9,559	419	—	6,580	(5,296)	59	(1,655)	982	(1,604)	9,044
Net derivative assets (2)	1,468	(304)	—	824	(1,467)	—	(1,362)	(10)	627	(224)
AFS debt securities:
Commercial MBS	10	—	—	—	—	—	(10)	—	—	—
Non-U.S. securities	—	5	2	1	(1)	—	—	100	—	107
Corporate/Agency bonds	92	—	4	—	—	—	—	—	(96)	—
Other taxable securities	3,928	9	15	1,055	—	—	(1,155)	—	(5)	3,847
Tax-exempt securities	1,061	3	19	—	—	—	(109)	—	(168)	806
Total AFS debt securities	5,091	17	40	1,056	(1)	—	(1,274)	100	(269)	4,760
Loans and leases (3, 4)	2,287	98	—	310	(128)	1,252	(757)	19	(24)	3,057
Mortgage servicing rights (4)	5,716	1,941	—	—	(2,044)	472	(1,043)	—	—	5,042
Loans held-for-sale (3)	2,733	62	—	8	(402)	4	(1,507)	34	(3)	929
Other assets (5)	3,129	(288)	—	46	(383)	—	(1,019)	239	(55)	1,669
Trading account liabilities – Corporate securities and other	(64)	10	—	43	(54)	(5)	—	(9)	44	(35)
Accrued expenses and other liabilities (3)	(15)	30	—	—	—	(751)	724	(1)	3	(10)
Long-term debt (3)	(2,301)	13	—	358	(4)	(172)	258	(1,331)	1,189	(1,990)

(1)	Assets (liabilities). For assets, increase (decrease) to Level 3 and for liabilities, (increase) decrease to Level 3.

(2)	Net derivatives include derivative assets of $7.3 billion and derivative liabilities of $7.5 billion.

(3)	Amounts represent instruments that are accounted for under the fair value option.

(4)	Issuances represent loan originations and MSRs retained following securitizations or whole-loan sales.

(5)	Other assets is primarily comprised of certain long-term fixed-rate margin loans that are accounted for under the fair value option and certain private equity investments.
Significant transfers into Level 3, primarily due to decreased price observability, during 2013 included:

•	$982 million of trading account assets

•	$100 million of AFS debt securities

•	$239 million of other assets

•
$1.3 billion of long-term debt. Transfers occur on a regular basis for these long-term debt instruments due to changes in the impact of unobservable inputs on the value of the embedded derivative in relation to the instrument as a whole.

Significant transfers out of Level 3, primarily due to increased price observability unless otherwise noted, during 2013 included:

•	$1.6 billion of trading account assets

•	$627 million of net derivative assets

•	$269 million of AFS debt securities, primarily due to increased market liquidity

•	$1.2 billion of long-term debt
The following tables summarize gains (losses) due to changes in fair value, including both realized and unrealized gains (losses), recorded in earnings for Level 3 assets and liabilities during 2015, 2014 and 2013. These amounts include gains (losses) on loans, LHFS, loan commitments and structured liabilities that are accounted for under the fair value option.

Level 3 – Total Realized and Unrealized Gains (Losses) Included in Earnings

	2015
(Dollars in millions)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss) (1)	Other	Total
Trading account assets:
Corporate securities, trading loans and other	$(31)	$—	$—	$(31)
Equity securities	9	—	—	9
Non-U.S. sovereign debt	114	—	—	114
Mortgage trading loans and ABS	154	—	—	154
Total trading account assets	246	—	—	246
Net derivative assets	508	765	62	1,335
AFS debt securities – Non-agency residential MBS	—	—	(12)	(12)
Other debt securities carried at fair value – Non-agency residential MBS	—	—	(3)	(3)
Loans and leases (2)	(8)	—	(15)	(23)
Mortgage servicing rights	73	114	—	187
Loans held-for-sale (2)	(58)	—	7	(51)
Other assets	—	(66)	11	(55)
Federal funds purchased and securities loaned or sold under agreements to repurchase (2)	(11)	—	—	(11)
Trading account liabilities – Corporate securities and other	19	—	—	19
Short-term borrowings (2)	17	—	—	17
Accrued expenses and other liabilities	—	—	1	1
Long-term debt (2)	339	—	(52)	287
Total	$1,125	$813	$(1)	$1,937

	2014
Trading account assets:
Corporate securities, trading loans and other	$180	$—	$—	$180
Non-U.S. sovereign debt	30	—	—	30
Mortgage trading loans and ABS	199	—	—	199
Total trading account assets	409	—	—	409
Net derivative assets	(475)	834	104	463
AFS debt securities:
Non-agency residential MBS	—	—	(2)	(2)
Non-U.S. securities	—	—	(7)	(7)
Other taxable securities	—	—	9	9
Tax-exempt securities	—	—	8	8
Total AFS debt securities	—	—	8	8
Loans and leases (2)	—	—	69	69
Mortgage servicing rights	(6)	(1,225)	—	(1,231)
Loans held-for-sale (2)	(14)	—	59	45
Other assets	—	(79)	(19)	(98)
Trading account liabilities – Corporate securities and other	1	—	—	1
Accrued expenses and other liabilities	—	—	2	2
Long-term debt (2)	78	—	(29)	49
Total	$(7)	$(470)	$194	$(283)

(1)	Mortgage banking income (loss) does not reflect the impact of Level 1 and Level 2 hedges on MSRs.

(2)	Amounts represent instruments that are accounted for under the fair value option.

Level 3 – Total Realized and Unrealized Gains (Losses) Included in Earnings (continued)

	2013
(Dollars in millions)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss) (1)	Other	Total
Trading account assets:
Corporate securities, trading loans and other	$242	$—	$—	$242
Equity securities	74	—	—	74
Non-U.S. sovereign debt	50	—	—	50
Mortgage trading loans and ABS	53	—	—	53
Total trading account assets	419	—	—	419
Net derivative assets	(1,224)	927	(7)	(304)
AFS debt securities:
Non-U.S. securities	—	—	5	5
Other taxable securities	—	—	9	9
Tax-exempt securities	—	—	3	3
Total AFS debt securities	—	—	17	17
Loans and leases (2)	—	(38)	136	98
Mortgage servicing rights	—	1,941	—	1,941
Loans held-for-sale (2)	—	2	60	62
Other assets	—	122	(410)	(288)
Trading account liabilities – Corporate securities and other	10	—	—	10
Accrued expenses and other liabilities	—	30	—	30
Long-term debt (2)	45	—	(32)	13
Total	$(750)	$2,984	$(236)	$1,998

(1)	Mortgage banking income (loss) does not reflect the impact of Level 1 and Level 2 hedges on MSRs.

(2)	Amounts represent instruments that are accounted for under the fair value option.
The table below summarizes changes in unrealized gains (losses) recorded in earnings during 2015, 2014 and 2013 for Level 3 assets and liabilities that were still held at December 31, 2015, 2014 and 2013. These amounts include changes in fair value on loans, LHFS, loan commitments and structured liabilities that are accounted for under the fair value option.

Level 3 – Changes in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at Reporting Date

	2015
(Dollars in millions)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss) (1)	Other	Total
Trading account assets:
Corporate securities, trading loans and other	$(123)	$—	$—	$(123)
Equity securities	3	—	—	3
Non-U.S. sovereign debt	74	—	—	74
Mortgage trading loans and ABS	(93)	—	—	(93)
Total trading account assets	(139)	—	—	(139)
Net derivative assets	507	36	62	605
Loans and leases (2)	(3)	—	16	13
Mortgage servicing rights	73	(158)	—	(85)
Loans held-for-sale (2)	(1)	—	(38)	(39)
Other assets	—	(41)	(20)	(61)
Trading account liabilities – Corporate securities and other	(3)	—	—	(3)
Short-term borrowings (2)	1	—	—	1
Accrued expenses and other liabilities	—	—	1	1
Long-term debt (2)	277	—	(22)	255
Total	$712	$(163)	$(1)	$548

	2014
Trading account assets:
Corporate securities, trading loans and other	$69	$—	$—	$69
Equity securities	(8)	—	—	(8)
Non-U.S. sovereign debt	31	—	—	31
Mortgage trading loans and ABS	79	—	—	79
Total trading account assets	171	—	—	171
Net derivative assets	(276)	85	104	(87)
Loans and leases (2)	—	—	76	76
Mortgage servicing rights	(6)	(1,747)	—	(1,753)
Loans held-for-sale (2)	(14)	—	10	(4)
Other assets	—	(50)	102	52
Trading account liabilities – Corporate securities and other	1	—	—	1
Accrued expenses and other liabilities	—	—	1	1
Long-term debt (2)	29	—	(37)	(8)
Total	$(95)	$(1,712)	$256	$(1,551)

	2013
Trading account assets:
Corporate securities, trading loans and other	$(130)	$—	$—	$(130)
Equity securities	40	—	—	40
Non-U.S. sovereign debt	80	—	—	80
Mortgage trading loans and ABS	(174)	—	—	(174)
Total trading account assets	(184)	—	—	(184)
Net derivative assets	(1,375)	42	(7)	(1,340)
Loans and leases (2)	—	(34)	152	118
Mortgage servicing rights	—	1,541	—	1,541
Loans held-for-sale (2)	—	6	57	63
Other assets	—	166	14	180
Long-term debt (2)	(4)	—	(32)	(36)
Total	$(1,563)	$1,721	$184	$342

(1)	Mortgage banking income (loss) does not reflect the impact of Level 1 and Level 2 hedges on MSRs.

(2)	Amounts represent instruments that are accounted for under the fair value option.
The following tables present information about significant unobservable inputs related to the Corporation’s material categories of Level 3 financial assets and liabilities at December 31, 2015 and 2014.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2015

(Dollars in millions)			Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Inputs	Ranges of Inputs	Weighted Average
Loans and Securities (1)
Instruments backed by residential real estate assets	$2,017	Discounted cash flow, Market comparables	Yield	0% to 25%	6%
Trading account assets – Mortgage trading loans and ABS	400		Prepayment speed	0% to 27% CPR	11%
Loans and leases	1,520		Default rate	0% to 10% CDR	4%
Loans held-for-sale	97		Loss severity	0% to 90%	40%
Instruments backed by commercial real estate assets	$852	Discounted cash flow, Market comparables	Yield	0% to 25%	8%
Trading account assets – Mortgage trading loans and ABS	162		Price	$0 to $100	$73
Loans held-for-sale	690
Commercial loans, debt securities and other	$4,558	Discounted cash flow, Market comparables	Yield	0% to 37%	13%
Trading account assets – Corporate securities, trading loans and other	2,503		Prepayment speed	5% to 20%	16%
Trading account assets – Non-U.S. sovereign debt	521		Default rate	2% to 5%	4%
Trading account assets – Mortgage trading loans and ABS	1,306		Loss severity	25% to 50%	37%
AFS debt securities – Other taxable securities	128		Duration	0 to 5 years	3 years
Loans and leases	100		Price	$0 to $258	$64
Auction rate securities	$1,533	Discounted cash flow, Market comparables	Price	$10 to $100	$94
Trading account assets – Corporate securities, trading loans and other	335
AFS debt securities – Other taxable securities	629
AFS debt securities – Tax-exempt securities	569
Structured liabilities
Long-term debt	$(1,513)	Industry standard derivative pricing (2, 3)	Equity correlation	25% to 100%	67%
			Long-dated equity volatilities	4% to 101%	28%
Net derivative assets
Credit derivatives	$(75)	Discounted cash flow, Stochastic recovery correlation model	Yield	6% to 25%	16%
			Upfront points	0 to 100 points	60 points
			Credit spreads	0 bps to 447 bps	111 bps
			Credit correlation	31% to 99%	38%
			Prepayment speed	10% to 20% CPR	19%
			Default rate	1% to 4% CDR	3%
			Loss severity	35% to 40%	35%
Equity derivatives	$(1,037)	Industry standard derivative pricing (2)	Equity correlation	25% to 100%	67%
			Long-dated equity volatilities	4% to 101%	28%
Commodity derivatives	$169	Discounted cash flow, Industry standard derivative pricing (2)	Natural gas forward price	$1/MMBtu to $6/MMBtu	$4/MMBtu
			Propane forward price	$0/Gallon to $1/Gallon	$1/Gallon
			Correlation	66% to 93%	84%
			Volatilities	18% to 125%	39%
Interest rate derivatives	$502	Industry standard derivative pricing (3)	Correlation (IR/IR)	17% to 99%	48%
			Correlation (FX/IR)	-15% to 40%	-9%
			Long-dated inflation rates	0% to 7%	3%
			Long-dated inflation volatilities	0% to 2%	1%
Total net derivative assets	$(441)

(1)
The categories are aggregated based upon product type which differs from financial statement classification. The following is a reconciliation to the line items in the table on page 99: Trading account assets – Corporate securities, trading loans and other of $2.8 billion, Trading account assets – Non-U.S. sovereign debt of $521 million, Trading account assets – Mortgage trading loans and ABS of $1.9 billion, AFS debt securities – Other taxable securities of $757 million, AFS debt securities – Tax-exempt securities of $569 million, Loans and leases of $1.6 billion and LHFS of $787 million.

(2)	Includes models such as Monte Carlo simulation and Black-Scholes.

(3)	Includes models such as Monte Carlo simulation, Black-Scholes and other methods that model the joint dynamics of interest, inflation and foreign exchange rates.
CPR = Constant Prepayment Rate
CDR = Constant Default Rate
MMBtu = Million British thermal units
IR = Interest Rate
FX = Foreign Exchange

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2014

(Dollars in millions)			Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Inputs	Ranges of Inputs	Weighted Average
Loans and Securities (1)
Instruments backed by residential real estate assets	$2,030	Discounted cash flow, Market comparables	Yield	0% to 25%	6%
Trading account assets – Mortgage trading loans and ABS	483		Prepayment speed	0% to 35% CPR	14%
Loans and leases	1,374		Default rate	2% to 15% CDR	7%
Loans held-for-sale	173		Loss severity	26% to 100%	34%
Commercial loans, debt securities and other	$7,203	Discounted cash flow, Market comparables	Yield	0% to 40%	9%
Trading account assets – Corporate securities, trading loans and other	3,224		Enterprise value/EBITDA multiple	0x to 30x	6x
Trading account assets – Non-U.S. sovereign debt	574		Prepayment speed	1% to 30%	12%
Trading account assets – Mortgage trading loans and ABS	1,580		Default rate	1% to 5%	4%
AFS debt securities – Other taxable securities	1,216		Loss severity	25% to 40%	38%
Loans and leases	609		Duration	0 to 5 years	3 years
			Price	$0 to $107	$76
Auction rate securities	$1,096	Discounted cash flow, Market comparables	Price	$60 to $100	$95
Trading account assets – Corporate securities, trading loans and other	46
AFS debt securities – Other taxable securities	451
AFS debt securities – Tax-exempt securities	599
Structured liabilities
Long-term debt	$(2,362)	Industry standard derivative pricing (2, 3)	Equity correlation	20% to 98%	65%
			Long-dated equity volatilities	6% to 69%	24%
			Long-dated volatilities (IR)	0% to 2%	1%
Net derivative assets
Credit derivatives	$22	Discounted cash flow, Stochastic recovery correlation model	Yield	0% to 25%	14%
			Upfront points	0 to 100 points	65 points
			Spread to index	25 bps to 450 bps	119 bps
			Credit correlation	24% to 99%	51%
			Prepayment speed	3% to 20% CPR	11%
			Default rate	4% CDR	n/a
			Loss severity	35%	n/a
Equity derivatives	$(1,560)	Industry standard derivative pricing (2)	Equity correlation	20% to 98%	65%
			Long-dated equity volatilities	6% to 69%	24%
Commodity derivatives	$141	Discounted cash flow, Industry standard derivative pricing (2)	Natural gas forward price	$2/MMBtu to $7/MMBtu	$5/MMBtu
			Correlation	82% to 93%	90%
			Volatilities	16% to 98%	35%
Interest rate derivatives	$477	Industry standard derivative pricing (3)	Correlation (IR/IR)	11% to 99%	55%
			Correlation (FX/IR)	-48% to 40%	-5%
			Long-dated inflation rates	0% to 3%	1%
			Long-dated inflation volatilities	0% to 2%	1%
Total net derivative assets	$(920)

(1)
The categories are aggregated based upon product type which differs from financial statement classification. The following is a reconciliation to the line items in the table on page 100: Trading account assets – Corporate securities, trading loans and other of $3.3 billion, Trading account assets – Non-U.S. sovereign debt of $574 million, Trading account assets – Mortgage trading loans and ABS of $2.1 billion, AFS debt securities – Other taxable securities of $1.7 billion, AFS debt securities – Tax-exempt securities of $599 million, Loans and leases of $2.0 billion and LHFS of $173 million.

(2)	Includes models such as Monte Carlo simulation and Black-Scholes.

(3)	Includes models such as Monte Carlo simulation, Black-Scholes and other methods that model the joint dynamics of interest, inflation and foreign exchange rates.
CPR = Constant Prepayment Rate
CDR = Constant Default Rate
EBITDA = Earnings before interest, taxes, depreciation and amortization
MMBtu = Million British thermal units
IR = Interest Rate
FX = Foreign Exchange
n/a = not applicable

In the tables above, instruments backed by residential and commercial real estate assets include RMBS, commercial mortgage-backed securities, whole loans and mortgage CDOs. Commercial loans, debt securities and other include corporate CLOs and CDOs, commercial loans and bonds, and securities backed by non-real estate assets. Structured liabilities primarily include equity-linked notes that are accounted for under the fair value option.
The Corporation uses multiple market approaches in valuing certain of its Level 3 financial instruments. For example, market comparables and discounted cash flows are used together. For a given product, such as corporate debt securities, market comparables may be used to estimate some of the unobservable inputs and then these inputs are incorporated into a discounted cash flow model. Therefore, the balances disclosed encompass both of these techniques.
The level of aggregation and diversity within the products disclosed in the tables result in certain ranges of inputs being wide and unevenly distributed across asset and liability categories.
For more information on the inputs and techniques used in the valuation of MSRs, see Note 23 – Mortgage Servicing Rights.
Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Loans and Securities
For instruments backed by residential real estate assets, commercial real estate assets and commercial loans, debt securities and other, a significant increase in market yields, default rates, loss severities or duration would result in a significantly lower fair value for long positions. Short positions would be impacted in a directionally opposite way. The impact of changes in prepayment speeds would have differing impacts depending on the seniority of the instrument and, in the case of CLOs, whether prepayments can be reinvested.
For auction rate securities, a significant increase in price would result in a significantly higher fair value.
Structured Liabilities and Derivatives
For credit derivatives, a significant increase in market yield, including spreads to indices, upfront points (i.e., a single upfront payment made by a protection buyer at inception), credit spreads, default rates or loss severities would result in a significantly lower fair value for protection sellers and higher fair value for protection buyers. The impact of changes in prepayment speeds would have differing impacts depending on the seniority of the instrument and, in the case of CLOs, whether prepayments can be reinvested.
Structured credit derivatives, which include tranched portfolio CDS and derivatives with derivative product company (DPC) and monoline counterparties, are impacted by credit correlation, including default and wrong-way correlation. Default correlation is a parameter that describes the degree of dependence among credit default rates within a credit portfolio that underlies a credit derivative instrument. The sensitivity of this input on the fair value varies depending on the level of subordination of the tranche. For senior tranches that are net purchases of protection, a significant increase in default correlation would result in a significantly higher fair value. Net short protection positions would be impacted in a directionally opposite way. Wrong-way correlation is a parameter that describes the probability that as exposure to a counterparty increases, the credit quality of the counterparty decreases. A significantly higher degree of wrong-way correlation between a DPC counterparty and underlying derivative exposure would result in a significantly lower fair value.
For equity derivatives, commodity derivatives, interest rate derivatives and structured liabilities, a significant change in long-dated rates and volatilities and correlation inputs (e.g., the degree of correlation between an equity security and an index, between two different commodities, between two different interest rates, or between interest rates and foreign exchange rates) would result in a significant impact to the fair value; however, the magnitude and direction of the impact depends on whether the Corporation is long or short the exposure.
Nonrecurring Fair Value
The Corporation holds certain assets that are measured at fair value, but only in certain situations (e.g., impairment) and these measurements are referred to herein as nonrecurring. The amounts below represent assets still held as of the reporting date for which a nonrecurring fair value adjustment was recorded during 2015, 2014 and 2013.

Assets Measured at Fair Value on a Nonrecurring Basis

	December 31
	2015		2014
(Dollars in millions)	Level 2	Level 3	Level 2	Level 3
Assets
Loans held-for-sale	$9	$33	$156	$30
Loans and leases (1)	—	2,739	5	4,636
Foreclosed properties (2, 3)	—	172	—	208
Other assets	88	—	111	—

		Gains (Losses)
		2015	2014	2013
Assets
Loans held-for-sale		$(8)	$(19)	$(71)
Loans and leases (1)		(980)	(1,132)	(1,104)
Foreclosed properties (2, 3)		(57)	(66)	(63)
Other assets		(28)	(26)	(20)

(1)	Includes $174 million of losses on loans that were written down to a collateral value of zero during 2015 compared to losses of $370 million and $365 million in 2014 and 2013.

(2)
Amounts are included in other assets on the Consolidated Balance Sheet and represent the carrying value of foreclosed properties that were written down subsequent to their initial classification as foreclosed properties. Losses on foreclosed properties include losses taken during the first 90 days after transfer of a loan to foreclosed properties.

(3)	Excludes $1.4 billion and $1.1 billion of properties acquired upon foreclosure of certain government-guaranteed loans (principally FHA-insured loans) as of December 31, 2015 and 2014.
The table below presents information about significant unobservable inputs related to the Corporation’s nonrecurring Level 3 financial assets and liabilities at December 31, 2015 and 2014. Instruments backed by residential real estate assets represent residential mortgages where the loan has been written down to the fair value of the underlying collateral.

Quantitative Information about Nonrecurring Level 3 Fair Value Measurements

	December 31, 2015
(Dollars in millions)			Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Inputs	Ranges of Inputs	Weighted Average
Loans and leases backed by residential real estate assets	$2,739	Market comparables	OREO discount	7% to 55%	20%
			Cost to sell	8% to 45%	10%

	December 31, 2014
Loans and leases backed by residential real estate assets	$4,636	Market comparables	OREO discount	0% to 28%	8%
			Cost to sell	7% to 14%	8%